Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2024
Key Sources of Estimation Uncertainty [Abstract]
KEY SOURCES OF ESTIMATION UNCERTAINTY

NOTE 3 – KEY SOURCES OF ESTIMATION UNCERTAINTY:

In applying the Group’s accounting policies, which are described in note 2, the management is required to make estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimate are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The key assumptions concerning the future, and other key sources of estimation uncertainty at the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below.

Fair value measurements and valuation process of financial assets and liabilities measured at fair value through profit or loss (FVTPL)

Some of the Group’s financial assets and financial liabilities are measured at fair value for financial reporting purposes.

In estimating the fair value of such assets or liabilities, the Group uses market-observable data. Where Level 1 or 2 inputs are not available, the Group determines the fair value of the financial instrument using acceptable valuation techniques and, as applicable, engages third party qualified valuation specialists to perform the valuation.

Further information on the relevant unobservable inputs is provided in note 5.

Impairment of Intangible Assets

During 2024, the Group recognized an impairment loss of USD 2,919 thousand for the online advertising & internet traffic routing reporting unit’s goodwill, reducing the book value of goodwill to USD 4.8 million as of December 31, 2024. The Group’s quantitative goodwill impairment test involves the comparison of the fair value of each reporting unit to its carrying value. In estimating the fair value of the online advertising & internet traffic routing reporting unit (Gix Internet) the Group used the income approach method, which requires management to make significant estimates and assumptions related to future cash flows and discount rates.